Marketing Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Marketing Expenses
Schedule of Marketing Expenses
	Year ended December 31
	2019	2018	2017

Stock-based compensation (Note 10C10)	$420,000	$-	$-
Professional fees	246,872	-	-
	$666,872	$-	$-